Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense for Intangible Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 14,698
2027	10,507
2028	8,419
2029	7,257
2030	4,884
Thereafter	4,442
Total	$ 50,207	$ 27,501